Segment Reporting (Details) - Schedule of Revenue by Geographic Location of Group’s Revenue		12 Months Ended
		Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		RM 22,428,825	$ 4,756,203	RM 34,269,482	RM 32,465,457
Thailand [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		10,863,491	2,303,686	13,839,239	14,623,456
Malaysia [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		6,635,737	1,407,158	8,779,051	6,603,241
Switzerland [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		3,274,015	694,280	7,823,338	8,221,138
United States of America [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		973,061	206,345	3,467,540	2,687,546
Others [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue	[1]	RM 682,521	$ 144,734	RM 360,314	RM 330,076

[1]	No revenue from other single country amounted to 3% or more of the Group’s revenue.